UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7171

Name of Fund: Merrill Lynch Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares
Africa                 Industry*                                      Held      Common Stocks                                Value
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.3%    Health Care Providers & Services -        3,147,000      Network HealthCare Holdings Limited    $  2,405,815
                       0.3%
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Africa - 0.3%      2,405,815
------------------------------------------------------------------------------------------------------------------------------------

Europe
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.3%         Chemicals - 0.3%                             67,500      Tessenderlo Chemie N.V.                   2,664,276
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Belgium            2,664,276
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.2%         Commercial Services & Supplies - 0.3%       124,600    + Falck A/S                                 1,016,914
                                                                 1,021,720    + Group 4 Securicor PLC                     2,114,515
                                                                                                                       -------------
                                                                                                                          3,131,429
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 1.5%                 947,266      Vestas Wind Systems A/S                  13,715,089
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.4%                             56,700    + Topdanmark A/S                            3,643,351
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Denmark           20,489,869
------------------------------------------------------------------------------------------------------------------------------------
Finland - 2.0%         Containers & Packaging - 0.5%               310,400      Huhtamaki Oyj                             4,163,581
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                            292,800      Pohjola Group PLC 'D'                     3,018,358
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.2%                      307,200      Outokumpu Oyj                             5,265,285
                                                                   561,700      Rautaruukki Oyj                           5,476,406
                                                                                                                       -------------
                                                                                                                         10,741,691
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Finland           17,923,630
------------------------------------------------------------------------------------------------------------------------------------
France - 0.9%          Automobiles - 0.3%                           47,241      Trigano                                   2,532,927
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                          1,445,000    + Scor                                      2,225,416
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.3%          62,900      Rodriguez Group                           3,132,684
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in France             7,891,027
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%         Chemicals - 0.8%                            156,400      K+S AG                                    6,728,778
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.1%                          56,400      Medion AG                                 1,127,786
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.9%                            585,300    + Singulus Technologies AG                  8,258,068
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Germany           16,114,632
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%          Communications Equipment - 0.1%             369,800      Intracom SA                               1,373,282
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.7%               234,900      Titan Cement Company                      5,887,430
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Greece             7,260,712
------------------------------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
Europe                                                              Shares
(continued)            Industry*                                      Held       Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.6%         Airlines - 0.9%                             284,400    + Ryanair Holdings PLC (ADR)(a)(d)       $  8,304,480
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.5%           1,907,300      Fyffes PLC                                4,240,271
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.2%             108,200      DCC PLC                                   1,975,451
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Ireland           14,520,202
------------------------------------------------------------------------------------------------------------------------------------
Italy - 2.9%           Building Products - 0.7%                    388,700      Permasteelisa SpA                         6,611,955
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                            496,100      Milano Assicurazioni SpA                  2,080,759
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                                 36,000      Mondo TV SpA                              1,236,287
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods -          517,800      Benetton Group SpA                        6,236,857
                       1.8%                                        679,700      Marzotto SpA                              9,843,225
                                                                                                                       -------------
                                                                                                                         16,080,082
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Italy             26,009,083
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.4%     Commercial Services & Supplies - 0.9%       771,872    + Tele Atlas BV                             7,765,186
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 1.5%                      1,041,400      Koninklijke Wessanen NV (d)              13,878,383
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the
                                                                                Netherlands                              21,643,569
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%          Energy Equipment & Service - 0.9%           234,900      Prosafe ASA                               5,967,154
                                                                   180,500      Smedvig ASA 'A'                           2,359,652
                                                                                                                       -------------
                                                                                                                          8,326,806
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.1%            14,800      Bolig- og Naeringsbanken ASA (BNbank)       584,833
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Norway             8,911,639
------------------------------------------------------------------------------------------------------------------------------------
Spain - 1.1%           Commercial Services & Supplies - 0.4%       190,900      Prosegur, CIA de Seguridad SA
                                                                                (Registered)                              3,143,917
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.3%            68,100      Grupo Ferrovial, SA                       3,040,658
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.4%                          268,350      Indra Sistemas, SA                        3,572,876
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Spain              9,757,451
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.2%          Health Care Providers & Services -          690,800      Gambro AB 'B' (d)                         7,757,053
                       0.9%
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.3%            2,905,000      Rottneros AB                              3,192,220
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Sweden            10,949,273
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.2%     Health Care Equipment & Supplies -          146,160      Phonak Holding AG (Registered)            4,687,842
                       0.7%                                         23,600    + Ypsomed Holding AG                        1,426,924
                                                                                                                       -------------
                                                                                                                          6,114,766
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.5%                             43,358    + Swiss Life Holding (d)                    5,130,251
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Switzerland       11,245,017
------------------------------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
Europe                                                              Shares
(concluded)            Industry*                                      Held       Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 7.0%  Airlines - 0.1%                             307,100    + EasyJet PLC                            $    705,755
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.1%                        820,000    + Ark Therapeutics Group PLC                1,164,806
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.4%       606,400      Capita Group PLC                          3,610,151
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.8%         1,200,400      AMEC PLC                                  6,891,248
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                          69,927      Brammer PLC                                 159,436
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments -        890,200    + Electrocomponents PLC                     5,009,775
                       0.6%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.5%                          1,332,100      Alea Group Holdings (Bermuda) Ltd.        5,134,364
                                                                 2,197,061      Brit Insurance Holdings PLC               2,882,374
                                                                   863,986      St. James's Place Capital PLC             2,692,999
                                                                 2,097,000      Wellington Underwriting PLC               3,159,024
                                                                                                                       -------------
                                                                                                                         13,868,761
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power -     4,499,922    + International Power PLC                  11,786,743
                       1.3%
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.9%                            199,800    + Cairn Energy PLC                          5,242,443
                                                                   236,200    + Premier Oil PLC                           2,701,265
                                                                                                                       -------------
                                                                                                                          7,943,708
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.3%                   6,672,991      GAME GROUP PLC                            7,184,686
                                                                 1,123,100      HMV Group PLC                             4,638,734
                                                                                                                       -------------
                                                                                                                         11,823,420
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the United
                                                                                Kingdom                                  62,963,803
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Europe - 26.4%   238,344,183
------------------------------------------------------------------------------------------------------------------------------------

Latin America
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%          Transportation Infrastructure - 0.9%        632,000      Companhia de Concessoes Rodoviarias       8,145,925
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Brazil             8,145,925
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.3%  Internet Software & Services - 0.3%         405,900    + KongZhong Corporation (ADR) (a)           2,727,648
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the Cayman
                                                                                Islands                                   2,727,648
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 1.6%       Diversified Telecommunication               622,600      Compania Anonima Nacional Telefonos
                       Services - 1.6%                                          de Venezuela (CANTV) (ADR)(a)            14,027,178
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Venezuela         14,027,178
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Latin
                                                                                America - 2.8%                           24,900,751
------------------------------------------------------------------------------------------------------------------------------------

Middle East
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.5%          Electronic Equipment & Instruments -         84,000      Lipman Electronic Engineering Ltd.        1,974,840
                       0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor              187,600    + PowerDsine Ltd.                           2,324,364
                       Equipment - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the Middle
                                                                                East - 0.5%                               4,299,204
------------------------------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares
North America          Industry*                                      Held       Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 4.8%          Biotechnology - 0.2%                        522,400    + DiagnoCure Inc.                        $  2,224,911
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.9%                            512,700      Methanex Corporation                      7,656,774
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                             80,900      Industrial Alliance Life Insurance
                                                                                Company                                   3,093,959
                                                                   115,500      Northbridge Financial Corporation         2,128,292
                                                                                                                       -------------
                                                                                                                          5,222,251
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.6%                      203,200    + Aur Resources Inc.                        1,064,948
                                                                   107,800      Cameco Corporation                        8,547,849
                                                                   266,600    + Glamis Gold Ltd.                          4,929,430
                                                                                                                       -------------
                                                                                                                         14,542,227
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.7%                            195,700      PetroKazakhstan Inc. (Class A)            6,635,445
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.8%                             203,800    + Cognos, Inc.                              7,238,976
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Canada            43,520,584
------------------------------------------------------------------------------------------------------------------------------------
United States - 39.9%  Auto Components - 0.6%                      102,700    + Lear Corporation                          5,592,015
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 3.0%                        183,600    + Affymetrix, Inc.                          5,638,356
                                                                   685,200    + deCODE GENETICS, INC.(d)                  5,159,556
                                                                   109,000    + OSI Pharmaceuticals, Inc.(d)              6,699,140
                                                                   314,100    + Protein Design Labs, Inc.                 6,150,078
                                                                   172,100    + Serologicals Corporation                  4,015,093
                                                                                                                       -------------
                                                                                                                         27,662,223
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 2.2%                            158,200      Cytec Industries Inc.                     7,743,890
                                                                   213,900      Georgia Gulf Corporation                  9,537,801
                                                                    24,500    + The Scotts Company (Class A)              1,571,675
                                                                                                                       -------------
                                                                                                                         18,853,366
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.4%                     113,100      East West Bancorp, Inc.                   3,799,029
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.9%       375,900    + Educate, Inc.                             4,431,861
                                                                   103,800      R.R. Donnelley & Sons Company             3,251,016
                                                                                                                       -------------
                                                                                                                          7,682,877
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 1.6%             126,300    + Anaren Microwave, Inc.                    1,699,998
                                                                   345,100    + Comverse Technology, Inc.                 6,498,233
                                                                   687,600    + Foundry Networks, Inc.                    6,525,324
                                                                                                                       -------------
                                                                                                                         14,723,555
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.0%              144,700    + Avid Technology, Inc.                     6,782,089
                                                                   379,400    + Brocade Communications Systems, Inc.      2,143,610
                                                                    75,900    + Emulex Corporation                          874,368
                                                                                                                       -------------
                                                                                                                          9,800,067
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
North America                                                       Shares
(continued)            Industry*                                      Held       Common Stocks                                Value
------------------------------------------------------------------------------------------------------------------------------------
United States          Consumer Finance - 0.6%                     556,400    + Metris Companies Inc.(d)               $  5,441,592
(continued)            -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.8%               475,900    + Owens-Illinois, Inc.                      7,614,400
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.7%       110,700      New Century Financial Corporation         6,558,975
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.4%                   157,300      Puget Energy, Inc.                        3,570,710
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments -         34,000    + Cogent Inc.                                 619,480
                       0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Service - 3.2%           191,700    + Cal Dive International, Inc.              6,828,354
                                                                   283,600    + Maverick Tube Corporation                 8,737,716
                                                                   224,600    + Oceaneering International, Inc.           8,274,264
                                                                   139,500    + Offshore Logistics, Inc.                  4,801,590
                                                                                                                       -------------
                                                                                                                         28,641,924
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.5%             494,000    + Wild Oats Markets, Inc.                   4,268,160
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.8%                        269,600    + John B. Sanfilippo & Son, Inc.            7,063,520
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies -           97,000    + Biosite Diagnostics Incorporated (d)      4,749,120
                       2.4%                                        115,500      Cooper Companies, Inc.                    7,917,525
                                                                   240,100    + Cytyc Corporation                         5,798,415
                                                                   309,800    + Digirad Corporation                       3,237,410
                                                                                                                       -------------
                                                                                                                         21,702,470
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services -          579,100    + CryoLife, Inc. (d)                        4,204,266
                       1.2%                                         57,800    + IDX Systems Corporation                   1,875,610
                                                                   132,700    + Pharmaceutical Product Development,
                                                                                Inc.                                      4,777,200
                                                                                                                       -------------
                                                                                                                         10,857,076
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 2.1%        105,000    + The Cheesecake Factory Incorporated       4,557,000
                                                                   343,505      Jameson Inns, Inc.                          611,439
                                                                   310,976    + Red Robin Gourmet Burgers                13,580,322
                                                                                                                       -------------
                                                                                                                         18,748,761
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                    30,700    + Applica Incorporated                        124,028
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                             40,200      Everest Re Group, Ltd.                    2,988,066
                                                                    55,000      RenaissanceRe Holdings Ltd.               2,836,900
                                                                                                                       -------------
                                                                                                                          5,824,966
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.4%         213,000      Callaway Golf Company                     2,251,410
                                                                    85,000    + Marvel Enterprises, Inc.                  1,237,600
                                                                                                                       -------------
                                                                                                                          3,489,010
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 2.9%                            209,800    + Commercial Vehicle Group, Inc.            3,323,232
                                                                   123,200      Cummins Inc.                              9,103,248
                                                                   372,400    + Flowserve Corporation                     9,004,632
                                                                   106,000    + Terex Corporation(d)                      4,600,400
                                                                                                                       -------------
                                                                                                                         26,031,512
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
North America                                                       Shares
(concluded)            Industry*                                      Held       Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
United States          Metals & Mining - 1.5%                      216,600      Arch Coal, Inc.                        $  7,687,134
(concluded)                                                        105,200      Massey Energy Company                     3,043,436
                                                                   106,900    + Wheeling-Pittsburgh Corporation           3,347,039
                                                                                                                       -------------
                                                                                                                         14,077,609
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 3.0%                            125,800    + The Houston Exploration Company           7,466,230
                                                                   159,400    + Newfield Exploration Company              9,761,656
                                                                   215,600    + Remington Oil & Gas Corporation           5,659,500
                                                                   304,800    + Top Tankers, Inc.                         4,873,752
                                                                                                                       -------------
                                                                                                                         27,761,138
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.4%                      176,800    + Noven Pharmaceuticals, Inc.               3,684,512
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.9%                          177,100      Friedman, Billings, Ramsey Group,
                                                                                Inc. (Class A)(d)                         3,382,610
                                                                   173,100      Impac Mortgage Holdings, Inc.             4,552,530
                                                                                                                       -------------
                                                                                                                          7,935,140
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor              280,700    + Cypress Semiconductor Corporation         2,481,388
                       Equipment - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Software - 2.9%                             724,900    + Informatica Corporation                   4,240,665
                                                                   179,500    + Navteq                                    6,397,380
                                                                   781,000    + Siebel Systems, Inc.(d)                   5,888,740
                                                                   207,000    + Sybase, Inc.                              2,854,530
                                                                   201,100    + Take-Two Interactive Software, Inc.       6,606,135
                                                                                                                       -------------
                                                                                                                         25,987,450
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.3%                     148,000      Abercrombie & Fitch Co. (Class A)         4,662,000
                                                                   194,600    + Cabela's Incorporated (Class A)           4,641,210
                                                                    38,000      Michael's Stores, Inc.                    2,249,980
                                                                                                                       -------------
                                                                                                                         11,553,190
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods -          235,500      Polo Ralph Lauren Corporation             8,565,135
                       1.0%
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 1.2%           134,400      Astoria Financial Corporation             4,769,856
                                                                   243,100      Clifton Savings Bancorp, Inc.             2,834,546
                                                                   195,500      Rainier Pacific Financial Group Inc.      3,485,765
                                                                                                                       -------------
                                                                                                                         11,090,167
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services -       182,300    + American Tower Corporation (Class A)
                       1.0%                                                     (d)                                       2,798,305
                                                                   176,200    + Crown Castle International Corp.          2,621,856
                                                                   138,200    + Western Wireless Corporation
                                                                                (Class A)                                 3,553,122
                                                                                                                       -------------
                                                                                                                          8,973,283
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the United
                                                                                States                                  360,778,728
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in North America
                                                                                - 44.7%                                 404,299,312
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares
Pacific Basin          Industry*                                      Held       Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.1%       Airlines - 1.0%                           3,567,300      Qantas Airways Limited                 $  8,914,710
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.6%                            993,600      Lion Nathan Limited                       5,311,491
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies -        1,097,709      Pacific Dunlop Limited                    7,028,910
                       0.8%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                          1,649,877      Promina Group Limited                     5,413,751
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.7%                    3,975,200      Portman Limited                           6,305,965
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.4%                        3,594,900      Gandel Retail Trust                       4,036,147
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Australia         37,010,974
------------------------------------------------------------------------------------------------------------------------------------
China - 0.2%           Commercial Services & Supplies - 0.2%        91,200    + 51job, Inc. (ADR) (a)                     1,892,400
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in China              1,892,400
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.1%       Electric Utilities - 0.6%                 9,511,000    + China Resources Power Holdings
                                                                                Company Limited                           5,457,996
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.4%                             4,530,000      China Shipping Development Company
                                                                                Limited 'H'                               3,863,081
                       -------------------------------------------------------------------------------------------------------------
                       Media - 1.1%                             10,141,500    + Clear Media Limited                       9,428,751
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Hong Kong         18,749,828
------------------------------------------------------------------------------------------------------------------------------------
India - 0.5%           Specialty Retail - 0.5%                     479,000      Pantaloon Retail India Limited            4,493,749
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in India              4,493,749
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 2.3%       Commercial Banks - 1.6%                  29,210,600      PT Bank Danamon Indonesia Tbk            11,878,765
                                                                16,452,000    + PT Bank Mandiri                           2,604,301
                                                                                                                       -------------
                                                                                                                         14,483,066
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                     55,557,900      PT Indofood Sukses Makmur Tbk             4,094,059
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.3%                             36,422,600      PT Surya Citra Media Tbk                  2,286,353
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Indonesia         20,863,478
------------------------------------------------------------------------------------------------------------------------------------
Japan - 8.3%           Air Freight & Logistics - 0.3%              645,000      SENKO Co., Ltd.                           2,235,540
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.2%                      691,000    + Shinko Securities Co., Ltd.               1,981,182
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.3%                     439,000      The Bank of Kyoto, Ltd. (d)               2,847,934
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.4%       126,800      Benesse Corporation                       3,531,969
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.5%                     117,200      Diamond Lease Company Limited             4,125,899
                                                                 1,231,700      Lopro Corporation (d)                     8,929,168
                                                                                                                       -------------
                                                                                                                         13,055,067
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.2%                  88,800      FUTABA CORPORATION                        2,110,929
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies -           60,400      HOGY MEDICAL CO., LTC. (d)                2,477,049
                       0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.2%         122,000      Heiwa Corporation                         1,760,015
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin                                                       Shares
(continued)            Industry*                                      Held       Common Stocks                                Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                  Machinery - 0.6%                          1,215,000      Kawasaki Heavy Industries Ltd.(d)      $  1,829,969
(concluded)                                                        850,000      NSK Limited                               3,647,870
                                                                                                                       -------------
                                                                                                                          5,477,839
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.2%                               296,000      Kawasaki Kisen Kaisha, Ltd.               2,024,988
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.4%                      988,200      Aichi Steel Corporation                   5,128,616
                                                                 1,155,000      Dowa Mining Co., Ltd.                     7,744,363
                                                                                                                       -------------
                                                                                                                         12,872,979
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.6%                          1,989,000      Cosmo Oil Co., Ltd.                       5,774,895
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.8%                      431,000      TSUMURA & CO.                             6,843,442
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.6%                          102,000      Sumitomo Realty & Development Co.,
                                                                                Ltd.                                      1,087,420
                                                                   317,000      Tokyo Tatemono Co., Ltd.                  1,579,032
                                                                 1,161,000      Tokyu Land Corporation                    3,128,585
                                                                                                                       -------------
                                                                                                                          5,795,037
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.2%                          243,000      Keisei Electric Railway Co., Ltd.           873,094
                                                                    94,000      Seino Transportation Co., Ltd.              840,085
                                                                                                                       -------------
                                                                                                                          1,713,179
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.5%                     126,800      Yamada Denki Co. Ltd.                     4,371,819
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Japan             74,873,863
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.4%     Commercial Banks - 1.4%                  11,031,200      Bank of the Phillippine Islands           8,917,466
                                                                 7,615,700      Metropolitan Bank & Trust Company         3,788,569
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the
                                                                                Philippines                              12,706,035
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%       Food Products - 1.3%                     16,479,000      People's Food Holdings Limited           11,354,027
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Singapore         11,354,027
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.4%     Auto Components - 0.4%                      387,000      Halla Climate Control Corporation         3,495,267
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in South Korea        3,495,267
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.8%          Containers & Packaging - 0.2%             2,310,522      Taiwan Hon Chuan Enterprise Co., Ltd.     2,013,289
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments -        550,000      Delta Electronics Inc.                      769,061
                       0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.6%       2,291,000      Giant Manufacturing Co., Ltd.             3,210,233
                                                                 3,361,540      Premier Image Technology Corp.            2,592,651
                                                                                                                       -------------
                                                                                                                          5,802,884
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin                                                       Shares
(concluded)            Industry*                                      Held       Common Stocks                                Value
------------------------------------------------------------------------------------------------------------------------------------
Taiwan                 Machinery - 0.9%                          1,744,600      Min Aik Technolgy Co., Ltd.            $  3,312,532
(concluded)                                                      1,654,012      Taiwan Green Point Enterprises Co.,
                                                                                Ltd.                                      4,722,967
                                                                                                                       -------------
                                                                                                                          8,035,499
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Taiwan            16,620,733
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in the Pacific
                                                                                Basin - 22.4%                           202,060,354
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Investments in Common Stocks
                                                                                (Cost - $771,556,486) - 97.1%           876,309,619
------------------------------------------------------------------------------------------------------------------------------------

North America                                                                    Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.2%   Semiconductors & Semiconductor              345,000      Semiconductor HOLDRs Trust(d)            10,419,000
                       Equpiment - 1.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Investments in Mutual Funds
                                                                                (Cost - $10,501,210) - 1.2%              10,419,000
------------------------------------------------------------------------------------------------------------------------------------

Pacific Basin                                                                   Warrants (e)
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%       Biotechnology - 0.0%                        113,250      Global Bio-Chem Technology Group
                                                                                Company Limited                               7,552
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Investments in Warrants
                                                                                (Cost - $0) - 0.0%                            7,552
------------------------------------------------------------------------------------------------------------------------------------

North America                                                  Face Amount      Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
United States - 11.2%  U.S. Government Agency Obligations**                     U.S. Treasury Bills:
                                                              $    120,000           1.24% due 10/07/2004                   119,971
                                                                 7,710,000           1.33% due 10/21/2004                 7,703,824
                                                                 4,645,000           1.32% due 11/12/2004                 4,636,774
                                                                   719,000           1.336% due 11/18/2004                  717,499
                                                                 6,405,000           1.369% due 11/26/2004                6,389,167
                                                                 1,808,000           1.54% due 12/02/2004                 1,803,046
                                                                 1,080,000           1.633% due 12/16/2004                1,076,304
                       -------------------------------------------------------------------------------------------------------------

                                        Merrill Lynch Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2004 (concluded)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
North America                                                   Beneficial
(concluded)                                                       Interest       Short-Term Securities                        Value
------------------------------------------------------------------------------------------------------------------------------------
United States                                                 $ 11,176,841      Merrill Lynch Liquidity Series, LLC
(concluded)                                                                     Cash Sweep Series I (b)                $ 11,176,841
                                                                67,939,596      Merrill Lynch Liquidity Series, LLC
                                                                                Money Market Series (b)(c)               67,939,596
                       -------------------------------------------------------------------------------------------------------------
                                                                                Total Short-Term Securities
                                                                                (Cost - $101,563,022) - 11.2%           101,563,022
                       -------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $883,620,718***) - 109.5%                                              988,299,193

                       Liabilities in Excess of Other Assets - (9.5%)                                                   (85,427,949)
                                                                                                                       ------------
                       Net Assets - 100.0%                                                                             $902,871,244
                                                                                                                       ============

(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                       Net            Interest
      Affiliate                                      Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
            Cash Sweep Series I                    $(87,668,152)    $    131,420
      Merrill Lynch Liquidity Series, LLC
            Money Market Series                    $    279,647     $    101,148
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or portion of security, is on loan.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combibe such industry sub-classifications for reporting ease.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 886,536,190
                                                                  =============
      Gross unrealized appreciation                               $ 134,729,815
      Gross unrealized depreciation                                 (32,966,812)
                                                                  -------------
      Net unrealized appreciation                                 $ 101,763,003
                                                                  =============

+     Non-income producing security.

      Short sales entered into as of September 30, 2004 were as follows:

      ---------------------------------------------------------------------------------------
      Shares Held                         Issue                                      Value
      ---------------------------------------------------------------------------------------
            132,000                       Arkansas Best Corporation             $  (4,845,720)
             25,000                       Nordstrom, Inc.                            (956,000)
            150,000                       Red Hat Inc.                             (1,836,000)
            200,000                       Robert Half International Inc.           (5,154,000)
      ---------------------------------------------------------------------------------------
      Total (Proceeds - $ 12,376,932)                                           $ (12,791,720)
                                                                                =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global SmallCap Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn
    President
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 19, 2004